FINANCIAL INSTRUMENTS - Effects of Derivative Financial Instruments on Income and Other Comprehensive Income (Loss) - Q2 (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
2013 Interest Rate Swap, net of tax	[1]					$ (1.6)	$ (3.7)	$ 1.5
Revaluation of derivative financial instrument, tax expense (benefit)		$ 0.1	$ 0.0	$ (0.4)	$ (1.2)	(1.0)	(2.3)	1.0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
2013 Interest Rate Swap, net of tax		0.2	(0.1)	(0.7)	(2.0)	(1.6)	(3.7)	1.5
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Expense		(1.1)	(0.5)	(2.2)	(0.5)	(2.6)	0.0	0.0
Foreign Exchange Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency gain (loss), net		$ 0.3	$ 0.4	$ (0.5)	$ 0.9	$ 3.8	$ 0.5	$ 2.2

[1]	Net of tax (benefit) expense of $(1.0) million, $(2.3) million and $1.0 million for 2015, 2014 and 2013, respectively.